Contract revenue - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capitalized Contract Cost [Line Items]
Contract with customer, asset	$ 2,600	$ 2,600
Contract assets representing accrued revenues not yet billed	27	48
Contract with customer, liability	172	164
Contract with customer, liability, revenue recognized	114
Incremental costs for obtaining contracts
Capitalized Contract Cost [Line Items]
Capitalized contract costs	46	58
Capitalized contract cost, amortization	16	19	$ 20
Costs to fulfill contract
Capitalized Contract Cost [Line Items]
Capitalized contract costs	$ 90	$ 77